     1933 Act File No. 333-85850

     1940 Act File No. 811-21073

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

[ ]

Pre-Effective Amendment No.

[ ]

Post-Effective Amendment No. 10

[X]

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. 12

(Check Appropriate Box or Boxes)

Bragg Capital Trust

(Exact Name of Registrant as Specified in Charter)

100 Queens Road

Charlotte, North Carolina 28204

(Address of principal Executive Offices)

(704) 714-7711

(Registrant's Telephone Number, Including Area Code)

Steven Scruggs

100 Queens Road

Charlotte, North Carolina 28204

(Agent For Service)

With Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202-4089

It is proposed that this filing become effective immediately pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933, as amended.

PROSPECTUS

Bragg Capital Trust

Queens Road Value Fund

Queens Road Small Cap Value Fund

September 29, 2008

100 Queens Road

Charlotte, NC 28204

1-800-595-3088

The  Securities and Exchange  Commission  has not approved or disapproved  these securities  or  determined  if this  prospectus  is  accurate or  complete.  Any representation to the contrary is a criminal offense.

The Funds are open end,  non-diversified  funds  having the  primary  investment objective of seeking long-term  capital growth.  The Queens Road Value Fund primarily invests in the equity securities of US companies. The Queens Road Small Cap Value Fund primarily invests in the equity securities of small capitalization U.S.  Companies.  These funds are not bank deposits, not FDIC insured and may lose value.

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TABLE OF CONTENTS

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Risk Return Summary

Investment Goals of the Funds

1

Principal Investment Strategies

1

Principal Risk Factors

1

Non-Principal Investment Strategies

3

Bar Chart & Performance Table

3

Fees & Expenses

6

Queens Road Value

Investment Objective, Principal Strategies, & Risks

Investment Objective and Policies

8

Principal Investment Strategies

8

Principal Risk Factors

8

Non Principal Investment Strategies

9

Financial Highlights Information

10

Queens Road Small Cap Value

Investment Objective, Principal Strategies, & Risks

Investment Objective and Policies

12

Principal Investment Strategies

12

Principal Risk Factors

12

Non Principal Investment Strategies

14

Financial Highlights Information

15

Management, Organization, Capital Structure of The Funds

Investment Management

15

Shareholder Information

16

Buying and Redeeming Shares

16

Distributions and Taxes

22

Privacy Statement

23

See Back Cover For Additional Information

RISK/RETURN SUMMARY

Queens Road Value Fund

Queens Road Small Cap Value Fund

Investment Goal of the Funds

Growth of Capital.

Principal Investment Strategies

The Funds are open end, non-diversified funds having the primary investment objective of seeking long-term capital growth. To pursue their objective, the Funds invest primarily in the equity securities of U.S. companies.  Each Fund’s assets are invested using a value-oriented strategy.  This means each fund seeks to buy securities whose prices are low in relation to what the Fund's Investment Adviser believes is the true value of the securities.  The Queens Road Small Cap Value Fund ("Queens Road Small Cap") invests primarily in companies with capitalizations of no more than $2 billion. The Queens Road Value Fund does not have a limitation on the market capitalizations of the companies in which it invests.

Important Notice Regarding Change In Investment Policies

The Queens Road Small Cap Value Fund investment policy regarding market capitalization restrictions described above is considered non-fundamental.  This means it can be changed without shareholder approval.  However, in the event of a change in this policy the Fund will provide at least 60 days notice to shareholders prior to a change in this policy.

Principal Risk Factors

Investment in the Funds is subject to following principal risks including, among others:

General risk.  There is no assurance that the Funds will meet their investment goal.  Loss of money is a risk of investing in the Funds. Each fund’s share price, and the value of your investment, may change.  When the value of a Fund's investments goes down, so does its share price.

Stock market volatility.  While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  Different parts of the market can react differently to these developments.

Value investing.  The value approach to investing involves the risk that those stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks.  In addition, a Fund may forgo investments that show growth potential if they are inconsistent with its value investment strategy.

Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Small cap securities. (A Principal Investment Strategy of the Queens Road Small Cap Value Fund only) Investing in the securities of small companies involves special risks.  Among other things, the prices of securities of small companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

In addition, it is anticipated that some of the Fund's portfolio securities may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities.  Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies.  The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies.  Small companies have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise or vice versa.

Diversification. The Funds are non-diversified. They may invest a greater portion of its assets in the securities of one issuer than diversified funds. Economic, political, or other conditions that affect the industries or issuers in which the Funds may be heavily invested may result in greater fluctuation in the price of the Funds’ shares than if the Funds were more widely diversified. Each Fund does intend to meet certain tax diversification requirements.

Issuer-specific changes.  The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy.  The investment adviser's skill in choosing appropriate investments for the Funds will determine in part each Fund’s ability to achieve its investment objective.

A description of the Fund’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information and on the Funds’ website at www.queensroadfunds.com.

Non-Principal Investment Strategies

Each Fund reserves the right to invest in other  securities  which may include other types of stocks, such as stocks of larger  companies, foreign  companies,  growth  companies,  or fixed  income  investments including  investment  grade bonds and high risk bonds  (often  called junk bonds).

Bar Chart & Performance Table

Queens Road Value Fund

The bar chart shows the changes in the annual total return for the Queens Road Value Fund from year to year.  The annual total returns assume the reinvestment of all distributions.

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For the year to date period ended June 30, 2008 the Queens Road Value Fund total return was -11.31%.  During the periods shown in the bar chart, the highest quarterly return was 15.9% for the quarter ended June 30, 2003 and the lowest quarterly return was -8.5% for the quarter ended March 31, 2008.

The table below shows how the average annual returns of the Queens Road Value Fund, before the deduction of taxes (Return Before Taxes), compares to its benchmark, a broad measure of market performance.  The table also shows the after-tax returns calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state or local taxes.  Your actual after tax returns will vary based on your own tax situation which may be different from those shown.

All performance results reflect any applicable expense waivers or subsidies in effect during the period shown; without these, the returns would have been lower.

Average Annual Total Returns For the Period Ended December 31, 2007

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Queens Road Value Fund	One Year Ended December 31, 2007	Five Years Ended December 31, 2007	Since Inception (6/13/2002)
Return Before Taxes	3.53%	13.08%	11.41%
Return After Taxes on Distributions	2.71%	12.25%	10.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.55%	11.04%	9.57%
Benchmark: S&P 500/ CitiValue	1.99%	14.96%	10.49%

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In November of 2005, Standard and Poors discontinued the S&P 500/Barra Value Index which was until that time the Queens Road Value Fund’s primary benchmark. Standard and Poors replaced the S&P500/Barra Value Index with the S&P500/Citigroup Value Index which the Fund will use as it primary benchmark.

Queens Road Small Cap Value Fund

The bar chart shows the changes in the annual total return for the Queens Road Small Cap Value Fund from year to year.  The annual total returns assume the reinvestment of all distributions.

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For the year to date period ended June 30, 2008 the Queens Road Small Cap Value Fund total return was -7.1%.  During the periods shown in the bar chart, the highest quarterly return was 16.95% for the quarter ended June 30, 2003 and the lowest quarterly return was -5.2% for the quarter ended March 31, 2008.

The table below shows how the average annual returns of the Queens Road Small Cap Value Fund, before the deduction of taxes (Return Before Taxes), compare to its benchmark, a broad measure of market performance.  The table also shows the after-tax returns calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state or local taxes.  Your actual after tax returns will vary based on your own tax situation which may be different from those shown.

All performance results reflect any applicable expense waivers or subsidies in effect during the period shown; without these, the returns would have been  lower.

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Average Annual Total Returns For the Period Ended December 31, 2007

Queens Road Small Cap Value Fund	One Year Ended December 31, 2007	Five Years Ended December 31, 2007	Since Inception (6/13/2002)
Return Before Taxes	2.02%	15.50%	13.25%
Return After Taxes on Distributions	0.92%	14.65%	12.43%
Return After Taxes on Distributions and Sale of Fund Shares	2.03%	13.29%	11.29%
Benchmark: Russell 2000 Value Index	-9.77%	15.79%	10.33%


The Funds’ Adviser voluntarily waived all or a portion of its management fee from inception through 12/31/2004.  Had the Funds’ Adviser not waived its management fee, each Funds’ performance would have been lower.  The Adviser is not required to waive its management fee in the future and does not intend to.

The information in these tables shows that the fund’s performance will vary over different time periods.  Past performance (before and after taxes) is not necessarily an indication of future performance.  Neither Fund is a complete investment program and you may lose money by investing in either Fund.

The performance information in the chart and table is based upon calendar year periods, while the performance information presented under the caption “Financial Highlights’ and in the Funds’ shareholder reports and Statement of Additional Information is based upon the Funds’ fiscal year end.

Fees & Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)	Queens Road Value	Queens Road Small Cap
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None

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Annual Fund Operating Expenses (expenses deducted from Fund assets)

	Queens Road Value	Queens Road Small Cap
Management & Advisory Fees*	.95%	1.35%
12b-1 Shareholder Servicing Fees	None	None
Other Expenses *	.00%	.00%
Fee Waiver	.00%	.00%
Acquired Fund Fees and Expenses	.02%	.02%
Total Annual Fund Operating Expenses**	.97%	1.37%

*The Funds’ investment Adviser has contractually agreed in its Investment Advisory Agreement to pay all operating expenses of each Fund except for brokerage, taxes, interest, litigation expenses, and other extraordinary expenses.  These fees are reduced as certain net asset levels are reached as follows:

** - Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights section which do not include Acquired Fund Fees and Expenses.


Net Assets	Queen Road Value Management Fee	Queen Road Small Cap Management Fee
$0-$250,000,000	0.95%	1.35%
$250,000,001-$500,000,000	0.85%	1.25%
Greater than $500,000,000	0.80%	1.15%

These Funds are not bank deposits, not FDIC insured and may lose value.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  This example assumes:

o

You invest $10,000 in each Fund for the time period indicated.

o

You redeem all of your shares at the end of those periods.

o

Each Fund has a 5% annual return and its operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 Years	5 Years	10 Years
Queens Road Value	$97	$303	$526	$1,167
Queens Road Small Cap	$137	$428	$740	$1,625

Queens Road Value Fund

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES, and RELATED RISKS

Investment Objective and Policies

The investment objective of the Fund is growth of capital. Investments will be made based on their potential for capital growth.  There is no assurance that the Fund will achieve its investment objective.  The Fund’s investment objective is fundamental and may not be changed without shareholder approval.

Prior to November 26, 2003, the Queens Road Value Fund was named the Queens Road Large Cap Value Fund.  Until that time, the Fund followed an investment policy requiring it to invest at least 80% of its net assets in stocks of companies with market capitalizations of greater than $5 billion at the time of purchase.  Subsequent to the name change, that investment policy was removed allowing the Fund to invest a greater percentage (without limit) of its net assets in companies with market capitalizations of less than $5 billion.

Principal Investment Strategies

The Fund invests primarily in the equity securities of U.S. companies which include common stocks,   preferred   stocks and convertible securities. The Fund's investment adviser invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to  identify  companies  whose  stocks  sell at  discounted price-to-earnings  (P/E)  and  price-to-cash  flow  (P/CF)  multiples. Companies that maintain strong balance sheets and have experienced managements are favored.  The investment adviser attempts to identify situations where stock prices are undervalued by the market.

The Fund will sell securities when, in the opinion of the investment adviser, they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Principal Risk Factors

Who May Want to Invest in the Fund

Queens Road Value Fund is designed for investors who seek one or more of the following:

o

a stock fund with the long-term goal of growth of capital

o

a fund to complement a portfolio of other investments

o

are  willing to accept  significant  changes (up or down) in the value of an investment

The Fund is NOT appropriate for investors who:

o

want to avoid high volatility or possible losses

o

want an investment  that pursues market trends or focuses on particular sectors or industries

o

are  pursuing  a  short-term  goal  or  investing  emergency reserve money

o

are seeking a high level of regular  income or  preservation of capital

Main Risks

General  risk.  There is no assurance that the Fund will meet its investment goal.  The  Fund's  share  price,  and the  value  of your investment,  may change.  When the value of the Fund's  investments go down, so does its share price.

Stock market volatility.  While stocks have historically  outperformed other asset classes over the long term, stock markets are volatile and can decline  significantly  in response to adverse issuer,  political, regulatory,  market or economic  developments.  Different parts of the market can react differently to these developments.

Value  Investing.  The value  approach to investing  involves the risk that those stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market  concentrates on "growth" stocks.  In addition,  the Fund may have to forgo  investments  that  show  growth potential if they are inconsistent with its value investment strategy.

Value funds often  concentrate  much of their  investments  in certain industries,  and thus will be more  susceptible  to factors  adversely affecting  issuers within that industry than would a more  diversified portfolio of securities.

Diversification.  The Fund is non-diversified. It may invest a greater portion  of  its  assets  in  the  securities  of  one  issuer  than a diversified fund. Economic, political, or other conditions that affect the  industries  or issuers in which the Fund may be heavily  invested may result in greater  fluctuation  in the price of the Fund's  shares than if the Fund were more widely diversified. The Fund does intend to meet certain tax diversification requirements.

Issuer-specific  changes.  The value of an individual  security can be more volatile than the market as a whole and can perform  differently than the value of the market as a whole.

Portfolio  strategy.   The  investment  adviser’s  skill  in  choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Non-Principal Investment Strategies

The Fund does not expect to engage in active and frequent trading of securities.  However, as market conditions warrant the turnover rate may at times exceed 100%. In order to respond to adverse market conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments.  As a result, the Fund may not achieve its investment objective.

Current income is not a primary investment objective of the Fund

Financial Highlights Information

The financial highlights table is intended to help you understand the Fund’s financial performance for the last five years and reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming the reinvestment of dividends and distributions).  The information has been audited by the Fund’s Independent Registered Public Accounting Firm, Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report which is available upon request.

Selected data for a share outstanding throughout the period:

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	For the Years Ended
	5/31/2008	5/31/2007	5/31/2006	5/31/2005		5/31/2004

Net Asset Value, at Beginning of Period	$ 16.65	$ 14.17	$ 13.00	$ 12.54		$ 10.74

Income From Investment Operations:
Net Investment Income *	0.27	0.33	0.15	0.16	0.26
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.30)	2.46	1.15	1.20		1.76
Total from Investment Operations	(1.03)	2.79	1.30	1.36		2.02

Distributions from:
Net Investment Income	(0.27)	(0.21)	(0.05)	(0.26)		(0.22)
Capital Gains	(0.22)	(0.10)	(0.08)	(0.64)		0.00
	(0.49)	(0.31)	(0.13)	(0.90)		(0.22)

Net Asset Value, at End of Period	$ 15.13	$ 16.65	$ 14.17	$ 13.00		$ 12.54

Total Return **	(6.34)%	19.83%	10.03%	10.79%	(a)	18.77%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,524	$ 9,730	$ 4,946	$ 1,388		$ 534
Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of Net Investment Income to Average Net Assets	1.75%	2.12%	1.05%	0.89%		1.22%
After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.57%		0.00%
Ratio of Net Investment Income to Average Net Assets	1.75%	2.12%	1.05%	1.27%		2.17%
Portfolio Turnover	14.05%	8.66%	6.54%	54.53%		36.79%

* Net Investment Income/Loss per share amounts were calculated using the average share method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
(a) Total return before the waiver of related party broker commissions of $332 is 10.79%

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Queens Road Small Cap Value Fund

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES, and RELATED RISKS

Investment Objective and Policies

The investment objective of the Fund is growth of capital. Investments will be made based on their potential for capital growth.  There is no assurance that the Fund will achieve its investment objective.  The Fund's investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

To pursue its objective, the Fund will normally invest at least 80% of its assets (for the purpose of this requirement, net assets includes net assets plus any borrowings for investment purposes) in equity securities of companies with small market capitalization.  Small-cap companies have a market capitalization of no more than $2 billion. Companies whose capitalization increases above $2 billion after purchase continue to be considered small-cap companies for purposes of this 80% investment policy.  If the Fund is not in compliance with this 80% investment policy due to fluctuations in the price of securities, the Fund's  future investments will be made in a manner that will bring the Fund into compliance with that policy.

The Fund  invests   primarily  in  the  equity   securities  of  U.S. Companies which include common stocks, preferred stocks and convertible securities. The Fund's investment adviser invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. Companies that maintain strong balance sheets and   experienced managements are favored. The investment adviser attempts to identify situations where stock prices are undervalued by the market.

The Fund will sell securities when, in the opinion of the investment adviser, they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Principal Risk Factors

Who May Want to Invest in the Fund

The Queens Road Small Cap Value Fund is designed for investors who seek one or more of the following:

o

an aggressive stock fund with the long-term goal of growth of capital

o

a fund to complement a portfolio of more conservative investments

o

are willing to accept significant changes (up or down) in the value of an investment

The Fund is NOT appropriate for investors who:

o

want to avoid high volatility or possible losses

o

want an investment that pursues market trends or focuses on particular sectors or industries

o

are pursuing a short term goal or investing emergency reserve money

o

are seeking regular income or preservation of capital

Main Risks

General risk.  There is no assurance that the Fund will meet its investment goal.  The Fund's share price, and the value of your investment, may change.  When the value of the Fund's investments go down, so does its share price.

Stock market volatility.  While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory,  market or economic  developments.  Different parts of the market can react differently to these developments.

Value investing.  The value approach to investing involves the risk that those stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks.  In addition, the Fund may have to forgo investments that show growth potential if they are inconsistent with its value investment strategy.

Value funds often concentrate much of their investments in certain industries, and thus will be more  susceptible  to factors  adversely affecting  issuers within that industry than would a more diversified portfolio of securities.

Small cap securities.  Investing in the securities of small companies involves special risks.  Among other things, the prices of securities of small companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

In addition, it is anticipated that some of the Fund's portfolio securities may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities.  Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies.  The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies.  Small companies have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise or vice versa.

Diversification. The Fund is non-diversified. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund. Economic, political, or other conditions that affect the industries or issuers in which the Fund may be heavily invested may result in greater fluctuation in the price of the Fund's shares than if the Fund were more widely diversified. The Fund does intend to meet certain tax diversification requirements.

Issuer-specific changes.  The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy.  The investment adviser's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Non-Principal Investment Strategies

The fund does not expect to engage in active and frequent trading of securities.  However, as market conditions warrant the turnover rate may at times exceed 100%.  In order to respond to adverse market conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments.  As a result, the fund may not achieve its investment objective.

Financial Highlights Information


The financial highlights table is intended to help you understand the Fund’s financial performance for the last five years and reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming the reinvestment of dividends and distributions).  The information has been audited by the Fund’s Independent Registered Public Accounting Firm, Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report which is available upon request.

Selected data for a share outstanding throughout the period:

	For the Years Ended
	5/31/2008	5/31/2007	5/31/2006	5/31/2005		5/31/2004

Net Asset Value, at Beginning of Period	$ 19.47	$ 17.27	$ 15.98	$ 14.67		$ 10.80

Income From Investment Operations:
Net Investment Income *	0.12	0.10	0.07	0.10		0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.53)	2.90	1.26	2.04		3.85
Total from Investment Operations	(1.41)	3.00	1.33	2.14		4.04

Distributions from:
Net Investment Income	(0.10)	(0.11)	(0.03)	(0.09)		(0.17)
Capital Gains	(0.80)	(0.69)	(0.01)	(0.68)		0.00
Return of Capital	0.00	0.00	0.00	(0.05)		0.00
Total from Distributions	(0.90)	(0.80)	(0.04)	(0.82)		(0.17)

Net Asset Value, at End of Period	$ 17.16	$ 19.47	$ 17.27	$ 15.98		$ 14.67

Total Return **	(7.15)%	17.90%	8.31%	14.38%	(a)	37.52%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,975	$ 9,835	$ 8,038	$ 3,574		$ 969
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%		1.35%
Ratio of Net Investment Income to Average Net Assets	0.69%	0.56%	0.42%	0.14%		0.10%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	0.87%		0.00%
Ratio of Net Investment Income to Average Net Assets	0.69%	0.56%	0.42%	0.62%		1.45%
Portfolio Turnover	24.60%	64.65%	74.23%	39.74%		82.56%

* Net Investment Income/Loss per share amounts were calculated using the average share method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
(a) Total return before the waiver of related party brokerage commissions of $392 is 14.38%.

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MANAGEMENT, ORGANIZATION, and CAPITAL STRUCTURE OF THE FUNDS

Management

Board of Trustees

The Board of Trustees has overall responsibility for the management of the Funds. The Board formulates the policies and meets periodically to review each Fund’s  performance,  monitor  investment  activities  and practices  and  discuss  matters   affecting  the  Funds.  Additional information regarding the Board of Trustees can be found in the Funds' Statement of Additional Information.

Adviser and Portfolio Management

Bragg Financial Advisors, Inc.  ("BFA"), a registered investment adviser located at 100 Queens Road, Charlotte, NC 28204, is the Funds' investment adviser.  Each Fund has retained BFA to provide management and investment advisory services.  The Funds’ Annual and Semi-Annual  reports contain additional information describing the Board of Trustee’s deliberations in approving the advisory agreement with BFA.

BFA provides investment management and supervision to individuals and institutions.  The firm manages over $420 million on a discretionary basis.

As compensation for the management and advisory services furnished to the Funds, BFA receives  annually .95% of average daily net assets of Queens Road Value and 1.35% of average daily net assets of Queens Road Small Cap.  These annual rates are accrued daily and paid monthly for each fund.  These fees are reduced as certain net asset levels are reached, (see Fees and Expenses  section in the Prospectus for further explanation.)  BFA has  contractually  agreed  to  pay  all  operating expenses  of  each  Fund  except  for  brokerage,   taxes,   interest, litigation expenses, and other extraordinary expenses.

Portfolio Manager

Steve Scruggs is portfolio manager for the Queens Road Value Fund and the Queens Road Small Cap Value Fund. Mr. Scruggs is an employee of BFA and a Trustee of the Funds. Mr. Scruggs holds a Bachelor's Degree from North Carolina State University and an MBA from Wake Forest  University.  He is a CFA charter holder and member of the CFA Institute.  He has been employed by BFA since January 2000.

The Funds Statement of Additional Information contains additional information regarding Mr. Scruggs’ compensation, other accounts managed by Mr. Scruggs, and Mr. Scruggs’ ownership of securities in the Funds.

SHAREHOLDER INFORMATION

Buying and Redeeming Shares

You pay no sales charge to purchase or sell (redeem) shares of a Fund.  The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If a Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

You will receive a confirmation of each transaction and quarterly statements showing your balance and account activity.  You should verify the accuracy of all transactions and statements as soon as you receive them.

Computing NAV

Net asset value (NAV) of each Fund is determined by calculating the total value of all portfolio  securities,  cash,  other assets held by the Fund, and interest and dividends accrued and subtracting from that amount all  liabilities,  including  accrued  expenses.  The net asset value of each Fund is divided by the total number of shares outstanding to determine each Fund's NAV. The NAV is calculated at the close of regular trading on the NYSE on each business day the exchange is open. If the exchange closes early, the fund will calculate NAV at that time.

For purposes of computing NAV each Fund uses the last reported sales price or quotation for portfolio  securities,  or if market quotations are not readily available, fair value will be determined in good faith by the Board of Trustees. If BFA believes, in good faith, that the market quotations  provided do not accurately represent the value of a security, the security will be valued at fair value as determined in good faith  according to the Fund's Pricing Policy  approved by the Board of Trustees.

Transactions Through Third Parties

The Funds have authorized one or more brokers to receive purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker, its authorized designee, receives the order.  Customer orders will be priced at the applicable Fund’s NAV next computed after they are received by an authorized broker or its authorized designee.

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Brokers, advisers, retirement plans or others may charge transactions fees or set different minimum investments or limitations on buying or selling shares. Consult your financial representative if you have any questions about any such fees or imitations prior to buying or selling shares.

How to Purchase Shares

A minimum initial investment of $10,000 is required to open an account ($1000 for Traditional and Roth IRAs) with subsequent minimum investments of $1,000 ($50 for Traditional and Roth IRAs).  Minimum initial investments may be waived if, in the investment adviser’s opinion, doing so would be in the interest of all shareholders.  For instance, if a group or class of investors would agree to invest amounts on a regular basis, such as in a 401k plan, or if the investment adviser has reason to believe that waiving the minimum would allow the Funds to attract more assets which would reduce the Funds operating expenses for all shareholders once certain asset levels are reached.

All orders are subject to acceptance, and we may reject purchases to protect other shareholders.

The Funds do not permit market-timing. The Funds are intended for long-term investors. Frequent trading of Fund shares, also known as “market-timing,” is not permitted. Excessive trading into or out of a Fund may harm the Fund’s performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder’s history in any Fund, including trading history in other accounts under common ownership or control, in determining whether to suspend or terminate your trading privileges. All purchases are subject to acceptance by the Funds. The Funds reserve the right to reject any purchases it suspects to be market-timing.

In an attempt to deter market timing, the Funds will use methods including:

o

Selective monitoring of trade activity

o

Broad authority to take discretionary action against market timers and against specific trades;

o

Reliance on others (transfer agents, financial intermediaries, etc.) market timing detection practices.

Each of the methods involves subjective judgments that are consistent with shareholder interests.  Furthermore, each of these methods involves some selectivity in their application.  While the Funds will seek to take actions that will detect and prohibit market timing, the Funds do not represent that market timing can be completely eliminated in any fund.  For instance, a Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit orders to the Fund on behalf of their customers who are beneficial owners.  Although the Funds will take reasonable efforts to eliminate market timing transactions there can be no assurance that the systems and procedures of the Funds, the Funds’ transfer agent, and financial intermediaries which submit orders to the Funds, will be able to monitor all trading activity.

Shareholders Accounts

When you invest in a Fund, the Transfer Agent will establish an account to which all full and fractional shares (to three  decimal places) will be  credited.  Your purchase will receive the NAV next calculated after the Transfer Agent has received your order. The Fund will not issue share certificates evidencing shares of the Fund. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption.

Initial Purchase

The initial purchase may be made by check or by wire in the following manner:

o

By  Check.   You should   complete and sign the account application which accompanies this Prospectus, and send it along with a check for the initial investment payable to the Queens Road Value Fund or Queens Road Small Cap Value Fund to:

Mutual Shareholder Services

8000 Towne Center Drive, Suite 400,

Broadview Heights, OH 44147

Please include on your check the name of the Fund you are  investing in:

Queens Road Value Fund

-or-

Queens Road Small Cap Value Fund

o

By Wire. In order to expedite the investment of funds, you may advise your bank or broker to transmit funds via Federal Reserve Wire System to:

U.S.Bank, N.A.

ABA #0420-0001-3

Account #19945-8217

f/b/o Queens Road Value Fund

- or -

f/b/o Queens Road Small Cap Value Fund

Your name and account number (if available) should also be provided. Your bank may charge a fee for the wire transfer of funds, which is your responsibility.

o

Through Brokers.  Each Fund may be made available through a network of brokers.  Please check with your broker on the availability of the Funds.

Subsequent Purchases

You may make additional purchases in the following manner:

o

By Check.  You should mail a check made  payable to the Fund to the Transfer  Agent.  Include your account  number on the check.

o

By Wire.  Funds  may be wired by  following  the  previously stated instructions for an initial purchase.

An order confirmation will be mailed to you.

Automatic Investment Plan

The Automatic Investment Plan permits you to purchase shares of a Fund at monthly intervals, provided that your bank allows automatic withdrawals.  At your option, the bank account that you designate will be debited by an amount that you specify, and such funds will be used to purchase shares of a Fund on a monthly basis. To participate in the Automatic Investment Plan, call the Transfer Agent at (800) 595-3088 to obtain the appropriate forms.  The Automatic Investment Plan does not assure a profit and does not protect against loss in declining markets.  You may terminate your participation with the Automatic Investment Plan at any time by notifying the Transfer Agent in writing.

Other Information Concerning Purchase of Shares

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons.  If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss.  For purchases of $50,000 or more, the Fund may, in its discretion, require payment by wire or cashier's or certified check. For initial purchases, the Fund will not process a redemption of the purchased shares until clearance of the check deposited for that purchase. Cash, money orders and travelers checks are not accepted as payment for shares.

How to Redeem Shares

All shares of a Fund offered for redemption will be redeemed at the NAV of the Fund next determined after the Transfer Agent receives the redemption  request that is in compliance with the requirements described in this section. Because each Fund's NAV will fluctuate as a result of changes in  the market value of the Fund's portfolio securities, the amount you receive upon redemption may be more or less than  the amount you paid for such Fund shares being redeemed. Redemption proceeds will be mailed to your registered address of record  or, if the  redemption  proceeds are $5,000 or more, may be transmitted by wire,  upon your written request to the Transfer Agent, to your pre-designated account at a domestic bank. You will be charged for the cost of such wire transfer.  Fund redemption proceeds will be mailed generally  within 7 days of receipt of the redemption  request. Redemptions for fund shares will only be made after the check for the purchase of those fund shares has cleared payment.

Redemption by Mail

Shares may be redeemed by mail by writing directly to the Transfer Agent.  The redemption request must be signed exactly as your name appears on the account application, with the signature guaranteed, and must  include your  account  number.  If Fund shares are owned by more than one person,  the redemption  request must be signed by all owners exactly as the names appear on the  registration  form.  You should be able to  obtain  a  signature  guarantee  from a bank, broker-dealer, credit union (if authorized under state law),  securities  exchange or association, clearing agency or savings association.  A notary public is not an acceptable guarantor.

A request for redemption will not be processed until all the necessary documents have been received in proper form by the Transfer Agent. If you are in doubt as to what documents are required, you should contact the Transfer Agent at (800) 595-3088.

Other Information Concerning Redemption

Each Fund reserves the right to take up to seven days to make payment if, in the  judgment of the Adviser, the Fund could be adversely affected by immediate payment.  In addition, the right of redemption for a Fund may be suspended or the date of payment postponed for (a) any  period (i) during which the New York  Stock  Exchange is closed other than  customary weekend  and holiday  closings, or (ii) during which trading on the New York Stock  Exchange is  restricted by the Securities and Exchange Commission; (b) any period  during  which an emergency  exists, as determined by the Securities and Exchange Commission,  as a result of which (i) disposal  by a  Fund  of  securities  owned  by it is  not  reasonably practicable,  or (ii) it is not reasonably  practicable  for a Fund to fairly  determine  the value of its net assets;  or (c) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund. In determining whether any of the conditions for suspension of redemption are in effect, each Fund will be guided by the rules, regulations and pronouncements of the SEC.

Due to the high cost of maintaining accounts, each Fund has the right to redeem, upon not less than 30 days' written notice, all of your shares of the Fund if, through prior redemptions, your account has a net asset value of less than $5,000.  You will be given at least 30 days' written notice prior to any involuntary redemption and during such period will be allowed to purchase additional shares to bring your account up to the applicable minimum balance before the redemption is processed.

 The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

Distributions and Taxes

The Funds have qualified, and intend to continue to qualify as "regulated investment companies" (RICs) under  Subchapter M of the Internal  Revenue Code of 1986,  as amended  (the  "Code").  To  qualify,  each  Fund  must,  among  other  things, distribute each year  substantially  all of its net income and capital gains.  Funds  that  qualify as RICs are not liable for taxes on their distributions.

Each Fund will declare and pay dividends and distributions  from net investment income and net capital at least annually. All distributions will be reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or  reinvested in additional shares.  Shares become entitled to receive distributions on the day after the shares are issued.

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.  Distributions of net income including short-term capital gains are taxable to you as ordinary income.  Distributions of long-term capital gain generally are taxable to you as long-term   capital gain.  Based on their investment strategies, the Funds anticipate that their distributions will consist primarily of capital gains.  Distributions also may be subject to certain state and local taxes.  If a Fund fails to qualify as a registered investment company in any year, distributions may be subject to double taxation.  Please see the Statement of Additional Information for more information.

Avoid "Buying a Dividend"

If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Investment income received by a Fund may give rise to withholding and other taxes imposed by foreign countries.  Each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to its shareholders credits or deductions for foreign income taxes paid, but there can be no assurance that it will be able to do so.  For further information, please see the Statement of Additional Information.

A Fund may be required to withhold US federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Any amounts withheld may be credited against your US Federal income tax liability.

The tax character of Fund distributions is determined at the Fund level and is not related to how long you have owned the Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Fund’s annual distributions normally consist primarily of capital gains.

TAXATION OF DISTRIBUTIONS

Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors

Qualified dividend income	5%	15%

Other dividend income	Ordinary Income rate	Ordinary Income rate

Short-term capital gains	Ordinary Income rate	Ordinary Income rate

Long-term capital gains	5%	15%

The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.  Please see the Statement of Additional Information for more information.

Each year shortly after December 31, a Fund will send you tax information stating the amount and type of distributions paid during the year. Consult your personal tax adviser about the tax consequences of an investment in the Fund in your particular circumstances.

SHAREHOLDER INQUIRIES SHOULD BE DIRECTED TO:

Mutual Shareholder Services

8000 Towne Center Drive, Suite 400

Broadview Heights, OH 44147

1-800-595-3088

PRIVACY STATEMENT

We are committed to safeguarding the confidential information of our clients.  We hold all personal information provided to our firm in strict confidence.  These records include all personal information we collect from you in connection with any of the services we provide.  We do not disclose information to non-affiliated third parties, except as required by law.  We use the information provided by you to help you meet your financial goals. Our policy with respect to personal information is described below.

We collect non-public, personal information about you from the following sources:  information we receive from you on applications or other forms, information about your transactions with us and our affiliates, which we obtain in the process of servicing your account.  We do not disclose any non-public, personal information about our clients or former clients to anyone except as follows: 1.) when required   by law or securities industry regulation,     2.) when legally required to do so (such as in response to a subpoena), 3.) to prevent fraud or a crime, or 4.) to comply with a legally permitted inquiry by a government agency or a regulator.  When non-public information is shared with a third party, they are not permitted to release, use, or transfer any customer information to any other party for their own purposes.

Additional Disclosure

o

We do not provide personal information to mailing list vendors or solicitors for any purpose.

o

We maintain a secure office and computer environment to ensure that your personal information is not placed at unreasonable risk.

o

Employees are regularly trained on privacy and information security and on their obligation to protect customer information.

If you have any questions regarding the safekeeping of your personal information please contact us at (800) 595-3088. Thank you for investing with the Queens Road Mutual Funds.

Queens Road Value Fund

Queens Road Small Cap Value Fund

Additional Information

Additional  information  about the Funds has been filed with the  Securities and Exchange Commission (the "Commission") in a Statement of Additional  Information dated the same date as this Prospectus.  The Statement of Additional Information provides  more  detailed  information  about  the  Funds and is  incorporated  by reference into this Prospectus.


Contacting the Funds

If you  would  like  to  obtain  a free  copy  of the  Statement  of  Additional Information, Semi Annual or Annual Report  or have any  inquiries  about the Funds,  please  contact the Funds' transfer agent, at (800) 595-3088. The information is also available on the Funds’ website www.queensroadfunds.com. Additional information about the Funds’ investments is available in the Funds’ annual and semi annual report to shareholders.  In the Funds’ Annual Report, you will also find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.


Contacting the Securities and Exchange Commission

Information about each Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can call 202-551-8090 for information on the Public Reference Room's operations and copying charges.

You can receive copies of this information, after paying a duplicating fee,

By Writing to:

Public Reference Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0102

Or, by Emailing:

publicinfo@sec.gov

Free access to reports and other  information  about the Funds is available from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

Bragg Capital Trust’s Investment Company Act File No. 811-21073

Statement of Additional Information

For

Queens Road Value Fund

Queens Road Small Cap Value Fund

Each a series of Bragg Capital Trust

September 29, 2008

100 Queens Road

Charlotte, NC 28204

(800) 595-3088

This Statement of Additional Information relating to the Funds is not a prospectus and should be read in conjunction  with the Funds' prospectus dated September 29, 2008.  A copy of the Funds' prospectus and the Annual Report for the period ended May 31, 2008 can be obtained from the Funds at (800) 595-3088 or on the Funds’ website at www.queensroadfunds.com.  The prospectus to which this Statement of Additional Information relates is hereby incorporated by reference.


Fund History

2

Description of the Funds, their Investments and Risks

2

Fundamental and Non Fundamental Investment Restrictions

11

Management of the Funds

14

Standing Committees

15

Ownership of Equity Securities

16

Compensation Table

17

Ownership of Shares

17

Investment Advisory Services

18

Other Services

21

Brokerage Allocation & Other Practices

22

Capital Stock and Other Securities

24

Purchase, Redemption and Pricing of Securities Being Offered

25

Taxation of the Funds

25

Financial Statements

28

Proxy Voting Policies

29


Definitions

"1940 Act " means the Investment Company Act of 1940, as amended

"Distributor" means Queens Road Securities, LLC, 100 Queens  Road, Charlotte, NC 28204

"BFA" means Bragg Financial Advisors, Inc., 100 Queens Road, Charlotte, NC 28204

"Vote of the majority of outstanding voting securities" means the vote, at the annual or special meeting of shareholders duly called, (i) of 67% or more of the voting securities  present at the meeting if the holders of more than 50% of the outstanding  voting  securities  are present or  represented by proxy or (ii) or more than 50% of the outstanding voting securities, whichever is less.

Fund History

The Queens Road Value Fund  ("Queens Road Value") and Queens Road Small Cap Value ("Queens Road Small Cap") (collectively, the "Funds") are series of the  Bragg  Capital  Trust  ("Trust").  The Trust is an open-end management investment  company,  as defined in the 1940 Act,  organized as a business trust under the laws of the State of Delaware  by  Certificate  of Trust,  dated as of January 1, 2002 and by the Declaration of Trust,  dated as of May 10, 2002 (the "Declaration of Trust").  A "Series" is a separate pool of assets of the Trust which is separately  managed and may have a different  investment  objective and different  investment  policies of another  Series.  The Funds are currently the only two Series of the Trust.

Description of The Funds and Their Investment Risks

Each Fund  is a non-diversified open-end management investment company.  A non-diversified fund does not have to meet the diversification requirements of a diversified fund required by the 1940 Act.

Each Fund’s investment objective is fundamental and may only be changed by a vote of a majority of the outstanding voting securities of the Fund.

Principal Investments

Each Fund will primarily invest in common and preferred stock (which are more fully described in the Funds' prospectus).

Non Principal Investments

Each Fund may also invest, trade or engage in the securities or investment activities described below.

o

Money-Market Investments.  A Fund may invest in no-load money-market mutual funds, high-quality short-term debt securities and money-market instruments  (such as  repurchase  agreements,  commercial  paper  and  certificates  of deposit) (collectively, "money-market investments"), when and to the extent deemed  advisable by the Adviser.  A mutual fund investment by a Fund, the portfolio of which consists of  money-market  investments, typically involves some duplication  of  advisory  fees and  other  expenses.  Money market funds typically invest in short-term debt  instruments and attempt to maintain a stable net asset  value.  Although, the risk is low,  these funds may lose value.

o

Securities of Foreign Issuers.  Each Fund may invest in the securities of foreign issuers including sponsored or unsponsored ADRs and investments in developing markets. (For purposes of this restriction, securities issued by a foreign domiciled company that are registered with the SEC under Section 12(b) or (g) of the Securities Exchange Act of 1934 are not treated as securities of foreign issuers.) Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund's ability to realize on its investment in such securities. The Fund’s advisor may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the Funds' foreign investments, the Funds do not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

Exchange control regulations in such foreign markets may also adversely affect the Funds' foreign investments and the Funds' ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

o

Convertible  securities.  Each Fund may invest in convertible securities which is generally a debt  obligation  or  preferred  stock that may be converted within a specified  period of time into a certain amount of common stock of the  same  or  a  different  issuer.  A  convertible  security  provides  a fixed-income stream and the opportunity, through its conversion feature, to participate  in the  capital  appreciation  resulting  from a market  price advance in its underlying  common stock.  As with a straight  fixed- income security,  a  convertible  security  tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible  security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest  rates and market  movements,  a convertible security is not as  sensitive to interest  rates as a similar  fixed-income security,  nor  is it as  sensitive  to  changes  in  share  price  as  its underlying stock.

A convertible  security is usually issued either by an operating company or by an investment bank. When issued by an operating  company,  a convertible security tends to be senior to common stock, but subordinate to other types of fixed-  income  securities  issued by that  company.  When a convertible security  issued by an  operating  company is  "converted,"  the  operating company  often issues new stock to the holder of the  convertible  security but, if the parity price of the convertible  security is less than the call price,  the operating  company may pay out cash instead of common stock. If the convertible  security is issued by an investment  bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining  the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it  uses to rate a more  conventional  debt  security,  a  convertible preferred stock is treated like a preferred stock for the Fund's  financial reporting,  credit rating, and investment  limitation purposes. A preferred stock is subordinated  to all debt  obligations in the event of insolvency, and an  issuer's  failure to make a dividend  payment is  generally  not an event of default  entitling the  preferred  shareholder  to take action.  A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's  business  prospects for an indefinite  period of time. In addition, distributions from preferred stock are dividends, rather than interest  payments,  and are usually treated as such for corporate tax purposes.

o

Exchange  Traded Funds. Each Fund may invest in investment companies issuing shares which are traded like  traditional  equity  securities on a national stock exchange or the NASDAQ National  Market System.  Many exchange traded securities  represent  ownership  in a trust that has been  established  to accumulate and hold a portfolio of securities that is intended to track the performance  of a  securities  market  index.  Certain indices tracked by exchange traded funds are highly concentrated in one or a few industries or individual securities, and thus, may have higher price volatility than many broad-based stock indices. With many exchange-traded funds, there is a risk that the  overall  liquidity  of the  secondary  market for shares of those funds may fluctuate and shares become illiquid.  An investment in Exchange Traded Funds by a Fund will involve some duplication  of  advisory  fees and  other  expenses.

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Real Estate Investment Trusts. REITs are sometimes described as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Equity REITs may be further characterized as operating companies or financing companies. To the extent that an equity REIT provides operational and management expertise to the properties held in its portfolio, the REIT generally exercises some degree of control over the number and identity of tenants, the terms of their tenancies, the acquisition, construction, repair and maintenance of properties and other operational issues. A mortgage REIT or an equity REIT that provides financing rather than operational and management expertise to the properties in its portfolio will generally not have control over the operations that are conducted on the real estate in which the REIT has an interest.

An investment in REITS by a Fund may involve some duplication  of  advisory  fees and  other  expenses.

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DEBT SECURITIES

Each Fund may invest in debt securities of corporate and governmental issuers. There are no credit quality or maturity limitations on a Fund's investments in debt securities.  The risks inherent in short-, intermediate- and long-term debt securities depend on a variety of factors, including the term of the obligations, the size of a particular offering and the credit quality and rating of the issuer, in addition to general market conditions. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. A decline in the prevailing levels of interest rates will generally increase the value of the securities held by a Fund, and an increase in rates will generally have the opposite effect.

Yields on debt securities depend on a variety of factors, including the financial condition of the issuer or other obligor thereon or the revenue source from which debt service is payable, the general economic and monetary environment, conditions in the relevant market, the size of a particular issue, maturity of the obligation and the rating of the issue.

Debt obligations rated high and some debt obligations rated medium quality are commonly referred to as "investment-grade" debt obligations. Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. However, medium-quality debt obligations, while considered investment grade, may have some speculative characteristics, since their issuers' capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers. The principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality securities entail a higher degree of risk as to the payment of interest and return of principal. Such securities are also subject to special risks, discussed below. To compensate investors for taking on such increased risk, issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

In conducting its credit research and analysis, the Funds will consider both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers and will rely to a great extent on credit ratings compiled by a number of nationally recognized statistical rating organizations ("NRSROs").

"HIGH-YIELD" RISK (Junk Bonds). The Funds are permitted to invest in non-investment grade debt obligations, sometimes referred to as "junk bonds" (hereinafter referred to as "lower-quality securities"). Lower-quality securities are those securities that are rated lower than investment grade and unrated securities believed by to be of comparable quality. Although these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be more speculative with respect to the issuer's capacity to pay interest and repay principal. Other potential risks associated with investing in lower-quality securities include:

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Effect of Interest Rates and Economic Changes. The market for lower-quality and comparable unrated securities is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market would withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for, and adversely affect the value of, such securities.

 All interest-bearing securities typically experience price appreciation when interest rates decline and price depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual issuer developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of the securities is significantly greater than issues of higher-rated securities because such securities are generally unsecured and are often subordinated to their creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expense to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

 As previously noted, the value of a lower-quality or comparable unrated security generally will decrease in a rising interest rate market, and a Fund's net asset value will decline correspondingly. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities  (discussed below), a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation could force the Fund to sell the more liquid portion of its portfolio.

Credit Risk. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities.  They do not, however, evaluate the market value risk of lower-quality securities, and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings, including, for example, those published by Standard & Poor's Ratings Service("S&P"), Moody's Investors Service and Fitch Ratings, are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisors' credit analysis than would be the case with investments in investment-grade debt obligations.

Legal Risk. Securities in which a Fund may invest are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress, state legislatures or other governmental agencies extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to make principal and interest payments on their debt securities may be materially impaired. From time to time, legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers may be adopted. It is anticipated that if legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for such securities.

Liquidity Risk. Each Fund may have difficulty disposing of certain lower quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security and disposition of the security may involve time-consuming negotiation and legal expense. As a result, a Fund's net asset value and ability to dispose of particular securities when necessary to meet the Fund's liquidity needs, or in response to a specific economic event, may be affected.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

FLOATING AND VARIABLE RATE SECURITIES. Each Fund may invest in securities which offer a variable or floating rate of interest. Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable rate securities, on the other hand, provide for automatic establishment of a new interest rate at fixed intervals. Interest rates on floating and variable rate securities are based on a designated rate or a specified percentage thereof, such as a bank's prime rate.

Floating or variable rate securities typically include a demand feature entitling the holder to demand payment of the obligation on short notice at par plus accrued interest. Some securities which do not have floating or variable interest rates may be accompanied by puts producing similar results and price characteristics. The issuer of these securities normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days notice to the noteholders. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider the instrument's maturity to be shorter than its stated maturity.

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Options.  Each Fund may invest in put and call options for which a Fund pays a premium  (cost of option),  and a Fund may buy or sell from a long position such options,  exercise such options,  or permit such options to expire, in each case, when and to the extent deemed advisable by the Adviser there are two basic types of options: "puts" and "calls." A call option on a security gives the  purchaser  of the  option  the right to buy,  and the writer the obligation to sell, the  underlying  asset at the exercise price during the option  period.  Alternatively,  a  put  option  on a  security  gives  the purchaser  the right to sell,  and the writer the  obligation  to buy,  the underlying asset at the exercise price during the option period.  Purchased options  have  defined  risk,  that is, the  premium  paid for the  option, regardless of how much the affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset.  In general, a purchased put increases in value as the price of the underlying security falls and a purchased call increases in value as the value of the underlying security rises. The Funds will not engage in the writing of call or put options.

In addition to options on individual securities, a Fund may buy or sell from a long position options on securities indices. In general, options on indices of securities are similar to option on individual securities except that delivery requirements are different.  For example, a put option on an index of securities does not give the holder the right to make  actual delivery of a basket of  securities  but instead gives the holder the right to  receive an amount of cash upon  exercise  of the option if the value of the  underlying  index has fallen below the exercise  price.  The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple.  As with option on equity securities or futures contracts, a Fund  may  offset  its  position  in index  options  prior to expiration by entering into a closing  transaction on an exchange or it may let the option expire unexercised.

Each Fund may engage in both hedging and nonhedging strategies.  Although effective hedging can generally capture the bulk of a desired risk adjustment,  no hedge is completely effective.  A Fund's ability to hedge effectively through transactions in options depends on the degree to which price movements in its holdings correlate with price movements of the options.

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Short Sales.  Each Fund may engage in short sale transactions in securities listed on one or more worldwide securities exchanges, particularly the United States, when and to the extent deemed advisable by the Adviser.  A Fund may only make short sales "against the box", i.e., sales made when a Fund owns securities identical to those sold short.  A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security.  A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

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Illiquid  Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities.  The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.  The price quoted for illiquid securities shall be the fair market value determined by a method approved by the Trustees.  Due to the nature of illiquid securities, the actual price received for the securities when sold may be substantially less than the quoted price when the decision to sell the securities was made.

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Temporary Defensive  Position.  Each Fund may hold up to 100% of its assets in cash or high quality debt securities for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to a Fund's other investment policies. The types of high-quality instruments in which a Fund may invest for such purposes include money market mutual funds, money market securities (such as repurchase agreements) and securities issued or guaranteed by the United States Government or its agencies or instrumentalities, certificates of deposit, time deposits, and banker' acceptances  of certain  qualified  financial  institutions  and  corporate commercial  paper,  which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's  Corporation  ("S&P") or the "Prime"  major  rating  category by Moody's  Investor's  Service,  Inc.  ("Moody's"),  or, if not rated,  issued by companies  having an outstanding long-term  unsecured  debt  issued  rated at least "A"  category  by S&P or Moody's.

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Short  Term  Trading.  Each Fund may engage in short term  trading  of securities and reserves full freedom with respect to portfolio turnover. In period where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover  may be higher than  during  times of  economic  and market  price stability or when investment strategy remains relatively constant. A higher portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

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Leverage.  Each Fund may borrow money from a bank not to exceed 33 1/3% of total assets  (including the proceeds of any such borrowing).  However, such borrowing is permitted only in extraordinary circumstances such as to raise cash to fund redemptions.   Leverage involves the borrowing of money to purchase securities.  The use of borrowed money will incur interest charges and may have an adverse impact on a Fund's performance.  Although a Fund will only use leverage for extraordinary or emergency purposes, the use of leverage may increase the overall riskiness of a Fund's portfolio. Typically, use of leverage will cause a Fund's assets to increase more when portfolio assets increase in value and decrease more when portfolio assets decrease in value than if a Fund did not use leverage.  Additionally, if securities values fall, the Fund may have to liquidate securities at a loss to pay off any borrowings.

Investment Restrictions

Queens Road Value and Queens Road Small Cap have adopted certain investment restrictions.  These restrictions are classified as either Fundamental or Non-Fundamental.  Fundamental restrictions may not be changed without the affirmative vote of a majority of outstanding voting securities of the applicable fund.   Non-Fundamental restrictions may be changed without a shareholder vote. However, with regard to the non-fundamental policy of investing at least 80% of assets in the equity securities of small cap companies, Queens Road Small Cap Value Fund’s, the Fund will not change this policy without providing shareholders with a least 60 days prior written notice.

For  more  information,  see  "Investment  Objective  and  Principal  Investment Strategies" and "Risk Factors" in the Funds' prospectus.

Fundamental Restrictions

The fundamental investment restrictions with respect to each Fund are set forth below. Under these restrictions, each Fund may not:

(1) issue senior securities as defined in the 1940 Act, except as permitted by that  Act and the  rules,  regulations  or  pronouncements  thereunder  or as permitted by the  Securities  and Exchange  Commission  (the creation of general liens or  security  interests  under  industry  practices  for  transactions  in portfolio assets are not deemed to involve the issuance of senior securities);

(2)  underwrite  or  participate  in the  marketing of  securities of other issuers,  except  (a) the Fund may,  acting  alone or in  syndicates  or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control  relationship  with the issuers or from underwriters of such securities;  and (b) to the extent that, in connection with the  disposition  of the  Fund's  securities,  the  Fund  may be a  selling shareholder in an offering or deemed to be an underwriter  under certain federal securities laws;

(3) make direct  investments in real estate unless  acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate  including  securities  which are secured by real estate,  or securities of companies which make real estate loans or own, or invest or deal in, real estate;

(4) invest in physical commodities or physical commodity contracts,  except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements,  hybrids, currencies,  currency and other forward contracts,  delayed delivery and when-issued  contracts,  futures  contracts and options on futures contracts on securities,  securities indices,  interest rates and  currencies  shall not be deemed  investments  in commodities or commodities contracts;

(5) lend any security or make any other loan if, as a result,  more than 33 1/3% of its total assets would be lent to other  parties,  but this  restriction does not apply to purchases of debt securities or repurchase agreements.

(6) invest 25% or  more  of the  value  of its  total  assets  in any one industry, as determined by standard industry  classification codes. However, the Funds are not obligated to sell excess securities when securities of a given industry come to constitute 25% or more of the value of a Fund's total assets by reason of changes in value of either the concentrated securities or other securities, and

(7) borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings from a bank and not in an amount in excess of 33 1/3% of the value of its total assets (including the proceeds of any such borrowings).  The Funds will not make investments in securities when the outstanding borrowing exceeds 5% of the funds total assets.

Non-Fundamental Restrictions

The  following  investment  restrictions  are  not  fundamental  and may be changed  with  respect to each Fund without  shareholder  approval.  Under these restrictions, each Fund may not:

(1)  purchase  any  security or enter into a  repurchase  agreement if as a result more than 15% of its net assets would be invested in securities  that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

(2) engage in  transactions in options except in connection with options on securities,  securities  indices,  currencies and interest rates, and options on futures of securities, securities indices, currencies and interest rates;

(3)  purchase  securities  on margin or make short sales of  securities  or maintain a short  position  except for short  sales  "against  the box" (for the purpose of this restriction,  escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures,  options and forward  commitments are not deemed to involve the use of margin); and

(4) purchase a security issued by another investment company, except to the extent  permitted  under the 1940 Act or any exemptive order from the Securities and Exchange Commission.

(5) invest  10% or more of the  value  of its  total  assets  in  options. However,  the Funds are not  obligated  to sell  options  when  options  come to constitute  10% or more of the  value of the  Fund's  total  assets by reason of changes in value of either options or other securities.

(6) with regard to  Fundamental  Restriction 7 above - Such  borrowing will only be  made  from a bank and for  extraordinary  or  emergency  purposes,  such as  permitting redemption requests to be honored.

Excluding the Funds restrictions regarding borrowing (Fundamental Restriction 7 above) and illiquid securities (Non-fundamental Restriction 1 above), any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on illiquid securities, the adviser will reduce the percentage of held in illiquid securities as soon as practical until the Fund is in compliance with that percentage limitation. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowings, the investment manager will reduce the percentage of borrowings within 3 days (not including Sundays or holidays or such longer period as the Commission may prescribe by rules and regulations) until the Fund is in compliance with that percentage limitation.

Disclosure of Portfolio Holdings

It is the policy of the Fund’s Adviser to provide portfolio holdings in two ways:

Regulatory Filings – The Funds will file with the SEC Semi-Annual and Annual Reports which contain a schedule of portfolio investments.  Additionally each Fund files its complete schedule of portfolio investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’s website at http://.www.sec.gov and they may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Additionally, you may request a Semi Annual Report, Annual Report or Form N-Q by calling the Funds at 1-800-595-3088.

Ratings and Ranking Organizations – The Fund Adviser has authorized the Fund Accountant to distribute each month a schedule of portfolio investments of each Fund to certain reputable Ratings and Ranking Organizations.  The schedules are transmitted electronically after the market close as of the last business day of the month.

The Funds’ Portfolio Disclosure Holdings Policy has been authorized by the Board of Trustees and may not be changed without the prior approval of the Board of Trustees.  No compensation or other consideration is received by the Fund, its Adviser, any Service Provider or their Affiliates for the disclosure of portfolio holdings.  The Board believes the Fund disclosure policy is in shareholder best interests as it provides adequate disclosure of portfolio holdings while limiting any apparent conflicts of interest.  If any potential conflicts of interest arise regarding the Funds’ disclosure policy, the executive officers of the Adviser will disclose such conflict at the next scheduled Trustee meeting.

Management of The Funds

Trustees and Officers

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care.  The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Trust and not the Trustee's own interest or the interest of another person or organization.  A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Trust and its beneficiaries, which include the shareholders of the Funds.  The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share.  The Trustees also have the authority, without the necessity of a shareholder vote, to create any number of new series or classes of shares or to commence the public offering of share of any previously established series or classes.  Each share of a Fund has equal dividend, redemption and liquidation rights, and when issued, is fully paid and non assessable by the Fund.

The following table provides biographical information with respect to each current Trustee and officer of the Trust.

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Officers and Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served Number of Funds Served	Principal Occupations During Past Five Years	Other Directorships Held By Director
Steve Scruggs, 39	Trustee, President Secretary	Unlimited 6 yr 2	Bragg Financial Advisors, Portfolio Manager/CCO(2000- present)	None
Benton Bragg, 40	Trustee, Chairman Treasurer	Unlimited 6 yr 2	Bragg Financial Advisors, President, CEO (1996-present)	None
Unaffiliated Trustees
Phil Blount, 53	Trustee	Unlimited 6 yr 2	Icons, Inc., President (2001- present) Marketing Merchandise	None
Chris Brady, 38	Trustee	Unlimited 6 yr 2	Brady Distributing, Vice President (1995-present) Machinery Distribution	None
Harold Smith, 43	Trustee	Unlimited 6 yr 2	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	None
Tim Ignasher, 48	Trustee	Unlimited 6 yr 2	Colony Signature Bank, Exec.Vice President (2008 to present) Paragon Commercial Bank, Chief Operating Officer (2007 to 2008) Scottish Bank, Senior Vice President (1998 – 2007) Chief Credit Officer	None

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All Trustees may be reached by mail, care of the Funds, at:

Queens Road Mutual Funds

100 Queens Road

Charlotte, NC 28204

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

Standing Committees

The Audit Committee is a standing committee consisting of independent trustees who communicate directly with the Fund's independent auditor discussing financial and control issues relating to the Fund. The Audit Committee consists of Tim Ignasher and Chris Brady. Tim Ignasher and Chris Brady are unaffiliated Trustees. The Audit Committee does not have a designated financial expert.

The Audit Committee met on August 12, 2008 to discuss the independent audit for fiscal year 6/1/2007 to 5/31/2008.

The Nominating Committee is a standing committee consisting of independent directors whose role is to identify and nominate potential Trustees of the Funds. The nominating committee accepts nomination requests from shareholders. All shareholder nominations must be submitted in writing to the Nominating Committee at 100 Queens Road, Charlotte, NC 28204. During fiscal year 6/1/2007 to 5/31/2008 the nominating committee did not meet.

Ownership of Equity Securities

As of 12/31/2008

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Trustee	I – Interested U – Unaffiliated	Ownership in Queens Road Value	Ownership in Queens Road Small Cap	Ownership in Fund Complex
Benton Sellers Bragg	I	D	D	D
Steven H. Scruggs	I	B	C	D
Phil Blount	U	A	C	C
Tim Ignasher	U	A	A	A
Chris Brady	U	C	C	D
Harold Smith	U	A	C	C

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Ownership Code

A-$0 to $10,000

B-$10,001 to $50,000

C-$50,001 to $100,000

D-Greater than $100,000

Currently, no officer or employee of the Adviser receives any compensation from the Trust (for serving as an officer, employee, or Trustee of the Trust), and it is not anticipated  that any  compensation  will be given to such  officers  or Trustees in the future. Each Trustee who is not an officer, director or employee of the Adviser or any affiliate  will  receive from the Funds a fee of $125 for each Board or shareholders  meeting attended.

Compensation

(1)	(2)(a)	(2)(b)	(3)	(5)

Name of Person, Position	Aggregate Compensation from Queens Road	Aggregate Compensation from Queens Road Small Cap	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Funds and Fund Complex to Trustees

Harold Smith, Trustee	$250	$250	$0	$500

Chris Brady, Trustee	$250	$250	$0	$500

Phil Blount, Trustee	$250	$250	$0	$500

Tim Ignasher, Trustee	$250	$250	$0	$500

The  amounts shown above represent Trustee compensation for the period from June 1, 2007 through May 31, 2008  The amount shown is paid by the Fund’s advisor on behalf of the Funds in accordance with the Advisory agreement.

The Trust does not have any retirement or pension plan for its Trustees or officers.

No Unaffiliated Trustee of the Trust owns, directly or indirectly, any interest in the Fund's Adviser or Principal Underwriter.

Control Persons and Principal Holders of Securities

A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund shares may be deemed a "control  person" (as defined in the 1940 Act) of the Fund.  As of September 17, 2008, no shareholder owns more than 25% of a funds’ shares.

A shareholder who owns of record or is known by the Fund to own beneficially 5% or more of any Class of the Fund’s outstanding shares is considered to be a Principal Holder.

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Principal Holders (As of September 17, 2008)	Address	Ownership % in Queens Road Value	Ownership % in Queens Road Small Cap
John Frank Bragg, Jr.	C/O Pershing LLC PO BOX 2052 Jersey City NJ 07303	N/A	12.96%

NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS	200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN:MUT FUNDS DEPT 5TH FL NEW YORK NY 10281-	N/A	12.93%

John Frank Bragg Jr is owner of record of the full amount listed.  National Financial Services LLC is owner for benefit of its customers.

Management Ownership

As of September 17, 2008. the officers and Board of Trustees of the Funds collectively owned 2.78% of the outstanding shares of the Queens Road Value and 4.07% of the outstanding shares of the Queens Road Small Cap Value Funds.

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Investment Advisory and Other Services

Investment Adviser

The Funds' adviser, Bragg Financial Advisors, Inc, is registered with the Securities and Exchange Commission  ("SEC") as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The Adviser has not been sponsored, recommended or approved, nor have its abilities or qualifications been passed upon, by the SEC or any other governmental agency.

The Adviser acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement dated May 10, 2002 (the "Advisory Agreement").  This Advisory Agreement shall continue in effect for two years after its initial effectiveness and will continue from year to year as long as it is approved at least annually by both  (i) a vote of the majority of the Trustees or a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act), and (ii) a vote of the majority of the Trustees who are not parties to the  Advisory Agreement  or  "interested  persons" of any party  thereto,  cast in person at a meeting  called  for the  purpose  of  voting  on such  approval.  The Advisory Agreement may be terminated by either party provided the terminating party provides 60 days' written notice. The Advisory Agreement cannot be assigned, and automatically terminates in the event of assignment.  A transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment, as provided by the 1940 Act.

Subject to the supervision and direction of the Board of Trustees, the Adviser manages each Fund's portfolio in accordance with the stated policies of the Fund.  The Adviser makes investment decisions for the Funds and places the purchase and sale orders for portfolio transactions.  In addition, the Adviser furnishes office facilities and clerical and administrative services and subject to the direction of the Board of Trustees, is responsible for the overall management of the business affairs of the Funds, including the provision of personnel for record keeping, the preparation of governmental reports and responding to shareholder communications.

Each Fund, the Adviser, and the Distributor have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are allowed to engage in personal securities transactions only in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and other similar factors.  Transactions in securities held by the Funds are permitted, subject to compliance with the Code of Ethics.

Affiliates of the Adviser who are affiliates of the Funds.

Name	Position with Fund	Position with Adviser
Benton Bragg	Chairman, Treasurer	CEO
Steve Scruggs	President, Secretary	Portfolio Manager/Analyst

Management Fee

As described in the Prospectus,  each Fund will pay the Adviser a management fee based on the net assets of the Fund.  The following  table  illustrates  the fee structure.  The fees are  expressed  as a percentage  of the Fund's  average net assets.

Net Assets	Queens Road Value Management Fee	Queens Road Small Cap Management Fee

$0 -$250,000,000	0.95%	1.35%
$250,000,001 - $500,000,000	0.85%	1.25%
Greater than $500,000,000	0.80%	1.15%

DESCRIPTION OF PORTFOLIO MANAGER COMPENSATION STRUCTURE

BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, the Adviser seeks to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

PERFORMANCE BONUS. Each Portfolio Manager is paid a discretionary performance bonus based on the performance of the firm.  The amount, nature and timing of the performance bonus is made at the discretion of the owners of the Adviser.  The owners of the Adviser include Benton S. Bragg and Steven H. Scruggs.

Additionally, a Portfolio Manager may receive distributions of the Adviser’s profits to the extent that the Portfolio Manager is a shareholder of the Adviser.  Steven H. Scruggs is a Portfolio Manager and shareholder of the Adviser.

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Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Value of Managed Accounts for which Advisory Fee is Performance-Based

Steven H Scruggs
	Registered investment companies	2	$24,475,320	None	-

	Private pooled investment vehicles	0	-	None	-

	Other accounts*	**	**	None	-

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* - Other accounts include separate accounts and high net worth individual accounts.

**- Mr. Scruggs as Director of Research and Investment Committee Member has oversight over all research activities however assumes no day to day management of any accounts classified “Other Accounts”

Potential Conflicts of Interest

The fact that a Portfolio Manager has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. The Portfolio Manager may allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other client account or personally buys, holds or sells the shares of one or more of the Funds. To address this, the Funds have adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). A copy of the Code of Ethics is available free of charge by calling toll free 1-800-595-3088.

The Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Expenses

Each  Fund  pays its own (1)  brokerage  fees and  commissions;  (2)  taxes  and governmental  fees;  (3)  interest;  and  (4)  extraordinary  and  non-recurring expenses.

Pursuant to the Advisory  Agreement,  the Adviser,  on behalf of each Fund, will pay the  following:  (1)  fees of the  Independent  Trustees;  (2)  expenses  of registration of the Trust and of the shares of the Fund with the SEC and various states;  (3) charges of the custodian,  dividend and transfer agent; (4) outside auditing and legal  expenses;  (5) liability  insurance  premiums on property or personnel  (including  officers and trustees) (6)  maintenance of business trust existence; (7) costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities; (8) portfolio pricing services; and (9) Fund shareholder meetings.

Principal Underwriter

Queens Road Securities, LLC ("QRS") acts as the principal underwriter in the continuous  public  offering of the Funds' shares.  QRS is located at 100 Queens Road, Charlotte, NC 28204 and is an affiliate of Bragg Financial Advisors, Inc. the Funds' adviser.  Certain owners of Bragg Financial Advisors, Benton Bragg, John Bragg, Phillips Bragg, Steve Scruggs, and Katie Scruggs, own in the aggregate 100% of QRS. QRS is not obligated to sell any amount of shares.

From inception 6/13/2002 to 5/31/2008, Queens Road Securities, LLC received no compensation relating to the underwriting agreement.

Other Service Providers

Fund Accountant

Mutual Shareholder Services, LLC. (MSS), 8000 Towne Center Drive, Suite 400, Broadview Heights, OH 44147 provides the Funds with accounting and administrative services relating to pricing fund shares, distributing daily pricing, maintaining books and records relating to such pricing and other administrative duties.  In consideration of such services, the Adviser on behalf of each Fund pays the Accountant an annual fee which is paid monthly and  computed as a  percentage  of the average daily net assets of the Fund.  The Trust reserves the right to change its fund accountant at any time, subject to the terms of the Accounting Agreement.

Transfer Agent

Each Fund has entered into a Transfer Agent Agreement  ("Transfer Agent Agreement") with Mutual Shareholder Services, LLC. (MSS), pursuant to which MSS has agreed to act as the Fund's transfer, redemption and dividend disbursing agent.  As such, the Transfer Agent maintains the Funds' official records of shareholders and is responsible for crediting dividends to shareholders' accounts.  In consideration for such services, the Transfer Agent receives from the Adviser on behalf of each Fund an annual fee, paid monthly, computed as a percentage of the average daily net assets of the Fund.  The Trust reserves the right to change its transfer, redemption and dividend distributing agent at any time, subject to the terms of the Transfer Agent Agreement.

Custodian

The Funds' custodian is US Bank, N.A.  ("Custodian"), 425 Walnut Street, Cincinnati, OH, 45202.  Each Fund has entered into a Custodian Agreement ("Custodian Agreement") with the Custodian, pursuant to which the Custodian will hold all securities and cash of the Fund, deliver and receive payment for securities sold, receive and pay for securities  purchased,  collect income from investments  and perform other duties,  all as directed by officers of the Fund. The Custodian will not exercise any supervisory function over the purchase and sale of securities or the payment of distributions to shareholders.  In consideration of such services, the Adviser on behalf of each Fund pays the Custodian an annual fee which is paid monthly and computed as a percentage of the average daily net assets of the Fund. The Fund reserves the right to change its custodian at any time, subject to the terms of the Custodian Agreement.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100 Westlake, OH 44145-1524 serves as the Funds' independent registered public accountant and audits the financial statements of the Funds.  The Funds' independent registered public accounting firm must be approved annually by the Board of Trustees.

Administrator

Bragg Financial Advisors, Inc. (BFA), 100 Queens Road, Charlotte, NC 28204, the Funds’ investment adviser has entered into an Administrative Agreement with each Fund pursuant to which BFA will provide advice and assistance relating to the administrative affairs of the Funds.  BFA will receive no compensation under the terms of the Administration Agreement.

Brokerage Allocation and Other Practices

Portfolio Transactions

Decisions to buy and sell securities for the Funds are made by the Adviser. Portfolio security transactions for the Funds are effected by or under the supervision of the Adviser.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions.  There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's markup or markdown.

In executing portfolio transactions and selecting brokers and dealers, it is each Fund's policy to seek the best overall terms available.  In assessing the best overall terms available for any transaction, the Adviser shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.  In addition, the Advisory Agreement authorizes the Adviser to pay a higher commission than is charged by other broker-dealers if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research  services (as those terms are defined in Section 28(e) of the  Securities  Exchange Act of 1934) provided to the Fund.

The Adviser may execute securities transactions through its affiliate, Queens Road Securities, LLC.

The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions  paid over  representative  periods of time were reasonable in relation to the benefits inuring to the Funds. It is possible that certain  of the  services  received  will  primarily  benefit  one or more other accounts for which investment discretion is exercised.  Conversely, the Fund may be the  primary  beneficiary  of  services  received  as a result  of  portfolio transactions  effected for other accounts.  The Adviser's fee under the Advisory Agreement is not reduced by reason of the Adviser's receiving such brokerage and research services.

Although investment decisions for the Funds are made independently from those of the other accounts  managed by the Adviser,  investments of the kind made by the Funds  may also be made by  those  other  accounts.  When a Fund and one or more accounts  managed by the Adviser are prepared to invest in, or desire to dispose of, the same security,  available investments or opportunities for sales will be allocated in a manner  believed by the Adviser to be  equitable.  In some cases, this procedure may adversely  affect the price paid or received by a Fund or the size of the position obtained for or disposed of by a Fund.

When selecting brokers the Fund negotiates with it brokers to ensure that the Funds pay a rate of commission that is competitive with the current market environment as determined by the Adviser.

All trades were in accordance with the 17e-1 procedures of the Investment Company Act of 1940.  The expenses paid by the Funds to execute the portfolio transactions were:

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Commissions Paid to Affiliated Brokers
Queens Road Securities, LLC	6/1/2005– 5/31/2006	6/1/2006– 5/31/2007	6/1/2007– 5/31/2008
Queens Road Value Fund	0	0	0

Queens Road Small Cap Value Fund	0	0	0

Total Commissions Paid
	6/1/2005 – 5/31/2006	6/1/2006– 5/31/2007	6/1/2007– 5/31/2008
Queens Road Value Fund	$2,046.58	$2,442.12	$2,876.62
Queens Road Small Cap Value Fund	$10,652.58	$11,195.43	$13,002.72

 The increase in total commissions paid is due to increased level of assets in the Funds.

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Portfolio Turnover

     A greater rate of portfolio turnover may be experienced during periods of marketplace volatility which necessitates more active trading. A higher portfolio turnover rate involves greater transaction costs to the Fund and may result in the realization of net capital gains which would be taxable to shareholders when distributed.

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Portfolio Turnover
	06/01/2007 to 05/31/2008	06/01/2006 to 05/31/2007	06/01/2005 to 05/31/2006	06/01/2004 to 05/31/2005	06/01/2003 to 05/31/2004
Queens Road Value Fund	14.05%	8.66%	6.54%	54.43%	36.79%
Queens Road Small Cap Value Fund	24.60%	64.65%	74.23%	39.74%	82.56%

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Capital Stock and Other Securities

The Declaration of Trust provides for an unlimited number of authorized shares, which may, without shareholder  approval, be divided into an unlimited number of series of such  shares.  There are presently two series of shares, which are Queens Road Value Fund and Queens Road Small Cap Value Fund. Each Fund share represents an equal proportionate interest in the Fund with other Fund shares,  and is entitled to such dividends and  distributions out of the Fund's income  as are  declared  at  the  discretion  of the  Board  of  Trustees.  All consideration received by the Trust for shares of a Fund and all assets in which such consideration is invested  will belong to the Fund and will be subject to the liabilities relating thereto.

Shareholders  are  entitled to one vote per share (and  proportional  voting for fractional  shares,  e.g.  2.5  shares  cast  2.5  votes)  on  such  matters  as shareholders  are  entitled to vote.  The laws of the State of  Delaware,  under which the Trust is organized,  and the Trust's bylaws provide that a Fund is not required  to hold an annual  meeting of  shareholders  unless  required to do so under the 1940 Act.  Accordingly,  the Funds  will not hold  annual  shareholder meetings  unless  required  to do so under  the 1940 Act.  Shareholders  holding two-thirds  of a Fund's  voting  shares do have the  right to call a meeting  of shareholders  for the purpose of voting to remove one or more  Trustees.  A Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the 1940 Act.

Upon issuance and sale in accordance with the terms of the Funds' prospectus, each share will be fully paid and non-assessable.  Shares of the Funds have no preemptive, subscription or conversion rights and are redeemable as set forth in the Funds' prospectus in the section titled "How to Redeem Shares." The Funds will not issue share certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption.

The Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of either Fund and that every agreement, obligation or instrument entered into or executed by either Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

Purchase, Redemption and Pricing of Shares

See  "How To Purchase Shares" and "How To Redeem Shares" in the Fund's prospectus.

Taxation of the Funds

Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

The Internal Revenue Service (the “IRS”) will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to “pass through” such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, it would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would need to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, the Fund may elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. In the event that the Fund makes a mark to market election for the current taxable year, the resulting gain or loss generally is reportable as ordinary income or loss. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Distributions

The following discussions are limited to the U.S. federal income tax consequences relevant to U.S. shareholders. As used herein, a U.s. shareholder is a beneficial owner of shares that, for U.S. federal income tax purposes, is (i) a citizen or resident (as defined in the Code) of the United States, (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia, (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source, or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. For taxable years beginning before January 1, 2009, distributions of “qualified dividend income” to non-corporate shareholders are taxable at a maximum rate of 15% (5% for 10% and 15% rate taxpayers). A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. In addition, the non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For U.S. corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder’s alternative minimum taxable income.).

So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. Such long-term capital gains are generally taxed at a maximum marginal Federal income tax rate of 15% (5% for 10% and 15% rate taxpayers).

Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder’s basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.  The Trust will send written notices to shareholders regarding the amount and Federal income tax status of all distributions made by a Fund during each calendar year.

Back-up Withholding/Withholding Tax

Under the Code, certain non-corporate shareholders who are United States persons may be subject to back-up withholding at the rate of 28% on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust’s knowledge, have furnished an incorrect number. In addition, the IRS requires the Trust to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

PROSPECTIVE INVESTORS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSITION OF SHARES OF THE FUND.

Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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The financial statements and independent auditor’s report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds’ Annual Report to the shareholders for the period ended May 31, 2008.  The trust will provide the Annual Report without charge upon written request or request, by telephone by calling 1-800-595-3088, or on its website at www.queensroadfunds.com.

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Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.   The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov; or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request a copy in writing directly from the Funds by writing to: Queens Road Funds, 100 Queens Road, Charlotte, NC 28204.

Proxy Voting Guidelines

The Board of Trustees has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Funds' portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities and provide guidelines to ensure that proxies are voted in the best interest of the Funds’ shareholders.  The Adviser will put the interests of the Funds’ shareholders above all others when voting proxies.  If a conflict of interest should arise between the interests of the Adviser and the interests of the Funds’ shareholders, the Adviser will vote the proxies in the shareholders best interests.  Any such conflict of interest will be reported to the Board of Trustees at the next meeting of the Trustees.

A copy of the proxy voting procedure guidelines for the Funds is available at no charge upon request by calling 1-800-595-3088 or at the Securities and Exchange Commission’s Website, www.sec.gov.  Also, a report is available at no charge which details the proxy votes made by each Fund for the previous 12 month period ended June 30.  These reports are available by calling 1-800-595-3088 and will also be made available on the Securities and Exchange Commission website, www.sec.gov.

PART C

Other Information

Item 23. Exhibits.

a.

Certificate  of Trust  and  Declaration  of Trust of Bragg Capital Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

b.

By-Laws of Bragg Capital Trust.  Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

c.

Reference is made in Article VII of the Declaration of Trust incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

d.

Investment Advisory Agreement between Bragg Financial Advisors, Inc. and Bragg Capital Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

e.

Distribution Agreement between Queens Road Securities, LLC and Bragg Capital Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

f.

None

g.

Custodian Agreement between Custodian and Bragg Capital Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

h.

Transfer Agent Agreement and Fund Accountant Agreement between Mutual Shareholder Services, LLC. and Bragg Capital Trust. Incorporated by reference to Post-effective Amendment 1 to registrants registration statement filed June 25, 2002, Edgar Accession number 0001162044-02-000085.

i.

None

j.

Consent of Independent Auditors. Attached.

k.

None

l.

None

m.

None

n.

None

p.

None

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Item 24. Persons Controlled by or Under Common Control with Registrant.

None

Item 25. Indemnification.

Article IX, Section 2 of the Declaration of Trust provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against  amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.  In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily  available  facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Declaration of Trust, if any present or former shareholder of any series  ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder  (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets  belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Section 11 of the Investment Advisory Agreement (Exhibit (d) to the Registration Statement) limits the liability of Bragg Financial Advisors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Agreement.

Item 26. Business and Other Connections of Investment Adviser.

See the Prospectus, "Investment Management -- Portfolio Manager" and Statement of Additional Information, "Management of the Fund."

Item 27. Principal Underwriters.

     (a) Queens Road Securities, LLC, the principal underwriter distributing securities of the Registrant, does not serve as the principal underwriter or distributor for any other investment company.

     (b) Set forth below is information concerning the officers of the Registrant's principal underwriter.  The principal business address of each of the persons listed is 100 Queens Road, Charlotte, North Carolina 28204, which is also the address of the Registrant's principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

Steve Scruggs	Compliance Officer	CCO, Trustee, President, Secretary

Benton Bragg	Chief Executive Officer	Trustee, Chairman, Treasurer

     (c) No  commissions  or  other  compensation  were  received  directly  or indirectly  from the  Registrant  by any  principal  underwriter  who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, at the Registrant's  principal offices and with the Transfer Agent.  The Registrant's address:  100 Queens Road, Charlotte, NC 28204.  The Transfer Agent's address: 8000 Town Centre Dr., Ste. 400, Broadview Hts., OH  44147

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

None

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-effective Amendment number 7 to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina, on September 29, 2008.

Bragg Capital Trust

By: /s/Steve Scruggs

   Steve Scruggs

   President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and or the duties indicated.

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Steve Scruggs, President,                                                      Date

            CEO, Trustee

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Benton Bragg, Treasurer                                                        Date

            CFO, Trustee

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Philip Blount, Trustee                                                              Date

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Tim Ignasher, Trustee                                                              Date